Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

		2023		2022	2023	2022
		U.S. Denominated Facilities			Canadian Facilities and Translated U.S. Facilities
Current Portion of Long-Term Debt
Canadian Real Estate Credit Facility	US	$—	US	$—	$1,915	$1,333
U.S. Real Estate Credit Facility		704		704	933	954
	US	$704	US	$704	$2,848	$2,287

Long-Term Debt
Senior Credit Facility	US	$—	US	$44,000	$—	$59,620
Canadian Real Estate Credit Facility		—		—	24,018	16,334
U.S. Real Estate Credit Facility		7,685		8,389	10,181	11,368
Unsecured Senior Notes:
7.125% senior notes due 2026		273,330		347,765	362,096	471,225
6.875% senior notes due 2029		400,000		400,000	529,904	542,004
	US	$681,015	US	$800,154	926,199	1,100,551
Less net unamortized debt issue costs					(11,369)	(14,581)
					$914,830	$1,085,970

	Senior Credit Facility	Unsecured Senior Notes	Canadian Real Estate Credit Facility	U.S. Real Estate Credit Facility	CWC Syndicated Loan	Debt Issue Costs and Original Issue Discount	Total
Balance December 31, 2021	$149,206	$945,519	$19,000	$12,388	$—	$(17,096)	$1,109,017
Changes from financing cash flows:
Proceeds from Senior Credit Facility	144,889	—	—	—	—	—	144,889
Repayment of Senior Credit Facility	(248,500)	—	—	—	—	—	(248,500)
Repayment of Real Estate Credit Facility	—	—	(1,333)	(916)	—	—	(2,249)
Non-cash changes:
Amortization of debt issue costs	—	—	—	—	—	2,528	2,528
Foreign exchange	14,025	67,710	—	850	—	(13)	82,572
Balance December 31, 2022	$59,620	$1,013,229	$17,667	$12,322	$—	$(14,581)	$1,088,257
Current	—	—	1,333	954	—	—	2,287
Long-term	59,620	1,013,229	16,334	11,368	—	(14,581)	1,085,970
Balance December 31, 2022	$59,620	$1,013,229	$17,667	$12,322	$—	$(14,581)	$1,088,257
Changes from financing cash flows:
Proceeds from Senior Credit Facility	162,649	—	—	—	—	—	162,649
Acquired long-term debt	—	—	9,697	—	50,690	—	60,387
Repayment of long-term debt	—	—	—	—	(50,690)	—	(50,690)
Repayment of unsecured senior notes	—	(99,950)	—	—	—	—	(99,950)
Repayment of Senior Credit Facility	(222,216)	—	—	—	—	—	(222,216)
Repayment of Real Estate Credit Facility	—	—	(1,431)	(950)	—	—	(2,381)
Non-cash changes:
Gain on repurchase of unsecured senior notes	—	(137)	—	—	—	—	(137)
Debt issue costs	—	—	—	—	—	—	—
Amortization of debt issue costs	—	—	—	—	—	3,210	3,210
Foreign exchange	(53)	(21,142)	—	(258)	—	2	(21,451)
Balance December 31, 2023	$—	$892,000	$25,933	$11,114	$—	$(11,369)	$917,678
Current	—	—	1,915	933	—	—	2,848
Long-term	—	892,000	24,018	10,181	—	(11,369)	914,830
Balance December 31, 2023	$—	$892,000	$25,933	$11,114	$—	$(11,369)	$917,678

Long-Term Debt Obligations	Precision’s current and long-term debt obligations at December 31, 2023 will mature as follows:

2024	$2,848
2025	12,096
2026	376,345
2027	582
Thereafter	537,176
$929,047

Schedule of Listing of Currently Applicable Restrictive and Financial Covenants

At December 31, 2023, Precision was in compliance with the covenants of the Senior Credit Facility, Real Estate Credit Facilities and unsecured senior notes.

	Covenant	At December 31, 2023
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA(1)	≤ 2.50	0.07
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	6.92

Real Estate Credit Facility
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	6.92

Unsecured Senior Notes
Consolidated interest coverage ratio	≥ 2.00	7.50

(1) For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.